Pension and Postretirement Benefit Plans and Defined Contribution Plans - Expected Future Cash Flow Information (Detail) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
		Jan. 31, 2016	Jan. 31, 2015	Dec. 31, 2015		Dec. 31, 2014
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2016	[1]			$ 1,000
Expected benefit payments:
2016				1,000
2017				1,655
2018				985
2019				947
2020				959
2021-2025				4,517
Company contributions			$ 1,000	1,000	[2]	$ 23	[2]
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2016	[1]			126
Expected benefit payments:
2016				126
2017				121
2018				125
2019				110
2020				114
2021-2025				512
Company contributions	[3]			158		154
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2016	[1]			170
Expected benefit payments:
2016				350
2017				348
2018				352
2019				359
2020				370
2021-2025				1,959
Company contributions	[4]			558		316
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2016	[1]			(9)
Expected benefit payments:
2016				198
2017				205
2018				208
2019				208
2020				207
2021-2025				1,001
Company contributions	[5]			$ 84		$ 210
Subsequent Event [Member] | U.S. Qualified Pension Plans [Member]
Expected benefit payments:
Company contributions		$ 1,000
Reimbursements from defined benefit plans		$ 198

[1]	For the U.S. qualified plans, the $1.0 billion voluntary contribution was paid in January 2016. For the U.S. postretirement plans, the Internal Revenue Code 401(h) reimbursement in January 2016 totaling $198 million is expected to exceed the payments.
[2]	The favorable change in the funded status of our U.S. qualified plans was primarily due to (i) the plan gains resulting from the increase in the discount rate, and (ii) a $1 billion voluntary contribution to the plans, partially offset by (i) the net impact of the acquisition of Hospira and (ii) a decrease in the actual return on assets.
[3]	Our U.S. supplemental (non-qualified) plans are generally not funded and these obligations, which are substantially greater than the annual cash outlay for these liabilities, will be paid from cash generated from operations. The decrease in the benefit obligation is primarily due to an increase in the discount rate.
[4]	The favorable change in the international plans’ funded status was primarily due to (i) plan gains related to favorable changes in actuarial assumptions and experience, (ii) an increase in company contributions to plan assets and (iii) foreign exchange impacts.
[5]	The favorable change in the funded status of our postretirement plans was primarily due to (i) plan gains resulting from favorable changes in plan assumptions and an increase in the discount rate, and (ii) the impact of a plan amendment approved in June 2015 that introduced a cap on costs for certain groups within the plan, partially offset by (i) the reduced company contributions as the result of reimbursements received for eligible prescription drug expenses for certain retirees and (ii) the acquisition of Hospira.